SHARE BASED COMPENSATION (Narrative) (Details) ¥ in Thousands									12 Months Ended
	Apr. 09, 2020 shares	Mar. 01, 2020 shares	Jan. 01, 2020	Aug. 13, 2019 shares	Apr. 03, 2019 shares	Jan. 01, 2019 shares	Apr. 03, 2018 shares	Apr. 01, 2018 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2014 shares	Nov. 28, 2012 shares	Sep. 22, 2008 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted									1,236,146	1,028,728	1,085,094
Vesting period										3 months
Total intrinsic value of options exercised | ¥									¥ 26,301	¥ 7,936	¥ 22,710
Non-vested shares granted									253,540	225,627	211,977
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period									253,957	80,020	16,557
Unrecognized stock option compensation expense | ¥													¥ 13,376
Unrecognized stock option compensation expense, period for recognition									1 year 5 months 1 day
Unrecognized non-vested shares compensation expense | ¥													¥ 14,771
Unrecognized non-vested shares compensation expense, period for recognition									2 years 7 months 17 days
Fair value of vested restricted shares | ¥									¥ 9,013	¥ 4,707	¥ 1,557
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices | $ / shares												$ 1.00		$ 0.89	$ 0.06
Vesting period									3 months		3 months 29 days
Share price | $ / shares												1.71		0.59	6.97
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices | $ / shares												2.51		1.00	1.00
Vesting period									5 years	5 years	1 year
Share price | $ / shares												$ 4.65		$ 6.48	$ 14.99
Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year			5 years	1 year			5 years
Non-vested shares granted	143,628	74,000		47,380	41,666			193,796
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						1,200
January 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Expiration period											10 years
January 1 [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period										9 years
January 1 [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period									10 years	10 years
January 1 [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			1 year			5 years
Non-vested shares granted						136,581			35,912
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						135,381
April 3 [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage							25.00%
Non-vested shares granted							18,181
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized																	8,184,990	6,002,020
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized																1,833,696